Secured Notes Payable - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 11, 2017 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of secured notes payable [Line Items]
Notional amount		$ 13,430				$ 10,000
Undrawn borrowing facilities						$ 50,000
Description of range of percentages of commitment fee payable on credit facilities		The RCF has a term of three years and the Company is subject to a quarterly commitment fee of between 0.9625% and 1.2375%, depending on certain leverage ratio calculations at the time.	The RCF has a term of three years and the Company is subject to a quarterly commitment fee of between 0.9625% and 1.2375%, depending on certain leverage ratio calculations at the time.
Description of range of percentages of commitment fee payable on drawn credit facilities		Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum is charged for the number of days the funds are outstanding, based on certain leverage ratio calculations at the time.	Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum is charged for the number of days the funds are outstanding, based on certain leverage ratio calculations at the time.
Description of financial ratios		Permitted distributions (which include dividends) are subject to the Company having a net debt to EBITDA ratio of less than or equal to 2.75:1 in 2018, 2.25:1 in 2019, and 1.75:1 in 2020. Net debt is equal to total debt, less cash and cash equivalents. The aggregate amount of all distributions paid during the rolling four quarters up to and including the date of such distribution does not exceed 25% of free cash flows (“FCF”) during such period. FCF is defined as EBITDA minus, without duplication, (a) capital expenditures, (b) cash taxes, (c) any applicable standby fee, other fees or finance costs payable to the finance parties in connection with the RCF, (d) interest expenses and (e) any indebtedness (including mandatory prepayments) permitted under the existing agreement	Permitted distributions (which include dividends) are subject to the Company having a net debt to EBITDA ratio of less than or equal to 2.75:1 in 2018, 2.25:1 in 2019, and 1.75:1 in 2020. Net debt is equal to total debt, less cash and cash equivalents. The aggregate amount of all distributions paid during the rolling four quarters up to and including the date of such distribution does not exceed 25% of free cash flows (“FCF”) during such period. FCF is defined as EBITDA minus, without duplication, (a) capital expenditures, (b) cash taxes, (c) any applicable standby fee, other fees or finance costs payable to the finance parties in connection with the RCF, (d) interest expenses and (e) any indebtedness (including mandatory prepayments) permitted under the existing agreement
Information about restrictions or covenants imposed debt agreement		The restrictive covenant on the Company’s ability to pay potential future dividends relates to a fixed charge coverage ratio of no less than 2:1. The fixed charge coverage ratio is calculated as EBITDA over interest expense. Subject to certain limitations and exceptions, the amount of the restricted payments, which include dividends and share buybacks, is limited to a maximum dollar threshold, which is calculated at an opening basket of US$10 million plus 50% of the historical consolidated net income, subject to certain adjustments, reported from the quarter of issuance and up to the most recently available financial statements at the time of such restricted payment, plus an amount not to exceed the greater of US$15 million and 2% of total assets as defined in the indenture	The restrictive covenant on the Company’s ability to pay potential future dividends relates to a fixed charge coverage ratio of no less than 2:1. The fixed charge coverage ratio is calculated as EBITDA over interest expense. Subject to certain limitations and exceptions, the amount of the restricted payments, which include dividends and share buybacks, is limited to a maximum dollar threshold, which is calculated at an opening basket of US$10 million plus 50% of the historical consolidated net income, subject to certain adjustments, reported from the quarter of issuance and up to the most recently available financial statements at the time of such restricted payment, plus an amount not to exceed the greater of US$15 million and 2% of total assets as defined in the indenture
Repayments of bonds, notes and debentures		$ 13,158	$ 10,000	$ 26,366	$ 20,060
Leverage ratio [Member]
Disclosure of secured notes payable [Line Items]
Description of financial ratios		Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum is charged for the number of days the funds are outstanding, based on certain leverage ratio calculations at the time.	Upon drawing on the RCF, an interest rate of LIBOR plus 2.5% to 4.5% per annum is charged for the number of days the funds are outstanding, based on certain leverage ratio calculations at the time.
Borrowings, interest rate basis		LIBOR plus 2.5% to 4.5% per annum	LIBOR plus 2.5% to 4.5% per annum
Leverage ratio [Member] | Bottom of range [member]
Disclosure of secured notes payable [Line Items]
Borrowings, adjustment to interest rate basis		2.50%				2.50%
Leverage ratio [Member] | Top of range [member]
Disclosure of secured notes payable [Line Items]
Borrowings, adjustment to interest rate basis		4.50%				4.50%
EBITDA to interest expense ratio [Member]
Disclosure of secured notes payable [Line Items]
Description of financial ratios		A ratio of EBITDA to interest expense no less than 2.25:1	A ratio of EBITDA to interest expense no less than 2.25:1
Tangible net worth ratio [Member]
Disclosure of secured notes payable [Line Items]
Description of financial ratios		A tangible net worth that is no less than 75% of the tangible net worth as reflected in the September 30, 2017 financial statements provided to the administrative agent as a condition precedent to closing, plus 50% of the positive net income for each subsequent quarter date.	A tangible net worth that is no less than 75% of the tangible net worth as reflected in the September 30, 2017 financial statements provided to the administrative agent as a condition precedent to closing, plus 50% of the positive net income for each subsequent quarter date.
Senior secured notes [Member]
Disclosure of secured notes payable [Line Items]
Notional amount	$ 330,000	$ 389,262		$ 422,262		$ 299,900	$ 309,900
Par value percentage	97.992%
Proceeds from issue of bonds, notes and debentures	$ 323,400
Borrowings, interest rate	8.00%
Borrowing costs incurred		$ 10,000
Borrowings, maturity		mature on December 15, 2022	mature on December 15, 2022
Revolving Credit Facility1 [Member]
Disclosure of secured notes payable [Line Items]
Undrawn borrowing facilities						$ 50,000
Percentage of commitment fee		1.2375%	1.2375%